Disaggregation of Revenues and Segment Reporting (Details) - Schedule of Revenues - Corporate Services [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenues
Total Revenues	$ 18,777,921	$ 14,472,361	$ 53,572,198	$ 39,437,482
Appliances [Member]
Revenues
Total Revenues	2,210,075	2,492,544	6,129,197	7,206,386
Appliance accessories, parts, and other [Member]
Revenues
Total Revenues	210,933	442,161	758,392	1,116,114
Eyewear [Member]
Revenues
Total Revenues	3,387,117		8,045,966
Eyewear accessories, parts, and other [Member]
Revenues
Total Revenues	856,137		3,484,061
Automotive horns [Member]
Revenues
Total Revenues	616,189	1,094,636	2,408,638	3,766,415
Automotive lighting [Member]
Revenues
Total Revenues	266,891	395,074	1,098,745	1,348,340
Custom cabinets and countertops [Member]
Revenues
Total Revenues	3,793,285	2,990,767	8,150,092	10,288,711
Finished carpentry [Member]
Revenues
Total Revenues	7,437,294	7,057,179	23,497,107	15,711,516
Retail and Appliances [Member]
Revenues
Total Revenues	2,421,008	2,934,705	6,887,589	8,322,500
Retail and Appliances [Member] | Appliances [Member]
Revenues
Total Revenues	2,210,075	2,492,544	6,129,197	7,206,386
Retail and Appliances [Member] | Appliance accessories, parts, and other [Member]
Revenues
Total Revenues	210,933	442,161	758,392	1,116,114
Retail and Appliances [Member] | Eyewear [Member]
Revenues
Total Revenues
Retail and Appliances [Member] | Eyewear accessories, parts, and other [Member]
Revenues
Total Revenues
Retail and Appliances [Member] | Automotive horns [Member]
Revenues
Total Revenues
Retail and Appliances [Member] | Automotive lighting [Member]
Revenues
Total Revenues
Retail and Appliances [Member] | Custom cabinets and countertops [Member]
Revenues
Total Revenues
Retail and Appliances [Member] | Finished carpentry [Member]
Revenues
Total Revenues
Retail and Eyewear [Member]
Revenues
Total Revenues	4,243,254		11,530,027
Retail and Eyewear [Member] | Appliances [Member]
Revenues
Total Revenues
Retail and Eyewear [Member] | Appliance accessories, parts, and other [Member]
Revenues
Total Revenues
Retail and Eyewear [Member] | Eyewear [Member]
Revenues
Total Revenues	3,387,117		8,045,966
Retail and Eyewear [Member] | Eyewear accessories, parts, and other [Member]
Revenues
Total Revenues	856,137		3,484,061
Retail and Eyewear [Member] | Automotive horns [Member]
Revenues
Total Revenues
Retail and Eyewear [Member] | Automotive lighting [Member]
Revenues
Total Revenues
Retail and Eyewear [Member] | Custom cabinets and countertops [Member]
Revenues
Total Revenues
Retail and Eyewear [Member] | Finished carpentry [Member]
Revenues
Total Revenues
Construction [Member]
Revenues
Total Revenues	11,230,579	10,047,946	31,647,199	26,000,227
Construction [Member] | Appliances [Member]
Revenues
Total Revenues
Construction [Member] | Appliance accessories, parts, and other [Member]
Revenues
Total Revenues
Construction [Member] | Eyewear [Member]
Revenues
Total Revenues
Construction [Member] | Eyewear accessories, parts, and other [Member]
Revenues
Total Revenues
Construction [Member] | Automotive horns [Member]
Revenues
Total Revenues
Construction [Member] | Automotive lighting [Member]
Revenues
Total Revenues
Construction [Member] | Custom cabinets and countertops [Member]
Revenues
Total Revenues	3,793,285	2,990,767	8,150,092	10,288,711
Construction [Member] | Finished carpentry [Member]
Revenues
Total Revenues	7,437,294	7,057,179	23,497,107	15,711,516
Automotive Supplies [Member]
Revenues
Total Revenues	883,080	1,489,710	3,507,383	5,114,755
Automotive Supplies [Member] | Appliances [Member]
Revenues
Total Revenues
Automotive Supplies [Member] | Appliance accessories, parts, and other [Member]
Revenues
Total Revenues
Automotive Supplies [Member] | Eyewear [Member]
Revenues
Total Revenues
Automotive Supplies [Member] | Eyewear accessories, parts, and other [Member]
Revenues
Total Revenues
Automotive Supplies [Member] | Automotive horns [Member]
Revenues
Total Revenues	616,189	1,094,636	2,408,638	3,766,415
Automotive Supplies [Member] | Automotive lighting [Member]
Revenues
Total Revenues	266,891	395,074	1,098,745	1,348,340
Automotive Supplies [Member] | Custom cabinets and countertops [Member]
Revenues
Total Revenues
Automotive Supplies [Member] | Finished carpentry [Member]
Revenues
Total Revenues